MINERAL RIGHTS	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
PROPERTY, PLANT AND EQUIPMENT
MINERAL RIGHTS

9.MINERAL RIGHTS

Aurora Uranium Project

On November 18, 2024 (the “Option Effective Date”), Eagle Energy entered into the Aurora Option Agreement with Aurora Energy and its then-wholly owned subsidiary Oregon Energy who, through Oregon Energy, is the owner of 100% interest in the AUP. As part of the Aurora Option Agreement, Aurora Energy, agreed to grant Eagle Energy the sole, exclusive option to acquire all of the issued and outstanding equity interests in Oregon Energy. The option was exercised on February 24, 2026 (Note 5), upon which Eagle Energy acquired 100% of Oregon Energy including all of its right, title and interest in the AUP.

In order to exercise the option, Eagle Energy was required to:

●	Pay $300,000 cash consideration on or before December 18, 2024 (paid)
●	Complete a measured and/or indicated SK1300 technical report and mineral resource estimate (an “SK1300 Report”) for the project, in accordance with the standards of Subpart 1300 of Regulation S-K of the Securities Act (completed);
●	Issue shares of common stock in Eagle Energy with a value of $16,000,000 (“Aurora Option Payment Shares”) on the closing date (issued) of:
●	an initial public offering of Eagle Energy’s shares and listing thereof on a national securities exchange, or
●	a different transaction which results in the listing of Eagle Energy’s shares on a national securities exchange, or
●	the acquisition of substantially all Eagle Energy’s outstanding equity securities or substantially all of Eagle Energy’s assets by a public company with common equity that is listed on a national securities exchange, in each case prior to May 18, 2025 (the “Listing Event”); and
●	Raise a minimum of $6,800,000 in connection with the Listing Event (met).
●	Grant Aurora Energy a 1% NSR in the project’s future revenue (granted), half or all of which may be repurchased by the company for consideration of $1,000,000 or $2,000,000, respectively, prior to commencement of the project’s commercial operations;

The Aurora Option Agreement provided for up to two six-month extensions to the date of the Listing Event, each subject to additional consideration. For the first extension, Eagle Energy was required to pay $300,000 to Aurora Energy and fund $250,000 of

Oregon Energy’s mining expenditures. For the second extension, Eagle Energy was required to pay $400,000 and fund an additional $250,000 of such expenditures.

On May 18, 2025, Eagle Energy exercised its right to the first six-month extension and made an additional payment of $300,000 to Aurora Energy. On November 18, 2025, Eagle Energy exercised its right to the second six-month extension and made an additional payment of $400,000 to Aurora Energy. As part of the extensions, Eagle Energy was obligated to reimburse up to $500,000 of mining operations expenditures of Oregon Energy. As of February 24, 2026, prior to the exercise of the option (Note 5), Eagle Energy made reimbursements totaling $219,545.

On November 26, 2025, Eagle Energy, Aurora Energy, and Oregon Energy executed a First Amendment to the Property Option Agreement. The amendment (i) revised the second extension to complete a Listing Event from a six month period (deadline of May 18, 2026) to a 225 day period (deadline of July 2, 2026), and (ii) provides that the Resource Payment provisions under which Aurora Energy may be entitled to additional payment shares as mentioned hereinafter are amended such that the determination is made following the next newly prepared SK1300 mineral resource update published by the Company.

On February 24, 2026, immediately before the completion of the de-SPAC transaction (Note 4), Eagle Energy, Aurora Energy, and Oregon Energy executed a Second Amendment to the Property Option Agreement. The amendment (i) confirmed the number of Aurora Option Payment Shares to be issued, (ii) set the deadline for grant of NSR to Aurora Energy to be on or before 10 business days after the closing date, and (iii) clarified certain terms and conditions of the Aurora Option Agreement, including terms related to the Resource Payment and the Pre-Feasibility Bonus (as hereinafter defined) are intended to survive closing until those covenants have been fully performed.

The number of Aurora Option Payment Shares to be issued was to be adjusted to provide for additional shares based on an increase in uranium spot price over the period between the Option Effective Date and the Listing Event, equal to the product of (I) 50% of the percentage increase in the spot price and (II) the number of Aurora Option Payment Shares associated with the initial $16,000,000 valuation. If the spot price does not increase, there will be no adjustment to the number of Aurora Option Payment Shares. The value of Aurora Option Payment Shares was adjusted to be $17,109,910 on February 24, 2026, immediately before closing (Note 5).

Aurora Energy may be entitled to additional payment shares (the “Resource Payment”). If the Company identifies a measured and/or indicated mineral resource, in its next newly prepared SK1300 mineral resources update, of at least 40 million pounds of U3O8, Aurora Energy will be entitled to receive $4,000,000 in Resource Payment. Each additional 1,000,000 pounds of U3O8 above 40 million pounds will further increase the total value of the Resource Payment by $200,000, up to a maximum of $1,000,000, resulting in an overall maximum of $5,000,000 of Resource Payment. The number of shares issuable for a Resource Payment is calculated based on the 30-day volume-weighted average trading price (“VWAP”) of the Company’s shares for the 30 trading days prior to the date of the announcement of the SK1300 mineral resource update.

Further, upon completion of a positive pre-feasibility study on the project following a Listing Event, the Company will issue to Aurora Energy additional payment shares (the “Pre-Feasibility Bonus”) with a value of $5,000,000, determined by the 30-day VWAP of the Company’s shares during the 30 days prior to the announcement of the pre-feasibility study.

On February 24, 2026, the Company completed the acquisition of Oregon Energy (Note 5). The number of Aurora Option Payment Shares issued by the Company was calculated based on the deemed transaction price in the BCA of the de-SPAC transaction (Note 4) of $10 per share, as Eagle Energy completed the Listing Event by way of a de-SPAC transaction with SVII on February 24, 2026, with the Company becoming the parent of Eagle Energy and obtaining a listing on Nasdaq. As such, the number of shares issued was 1,710,991. Based on a relative fair value allocation, $12,755,725 of the total cash and share consideration paid was allocated to the mineral rights acquired as a result of the acquisition of Oregon Energy.

The Company capitalized the following acquisition costs for the payments made to Aurora Energy beginning on November 30, 2024 through February 28, 2026.

Aurora Uranium Property
Balance, November 30, 2024	$—
Property option payment	1,000,000
Reimbursement of mining operations expenditures	201,390
Balance, November 30, 2025	1,201,390
Reimbursement of mining operations expenditures	18,155
Issuance common stock (Note 5)	11,536,180
Balance, February 28, 2026	$12,755,725

4.	MINERAL RIGHTS

Fish Lake Valley Property

On January 12, 2024, the Company entered into a property option agreement with Acme Lithium US Inc. (“Acme”), whereby Acme agreed to grant the Company the sole, exclusive option to acquire their 100% interest in 207 lode claims at the Fish Lake Valley property located in Esmerelda County, Nevada. The agreement was amended on June 14, 2024 (the “Fish Lake Valley Effective Date”). The Company paid $20,000 as consideration for entering into an amended agreement.

In order to exercise the option, the Company is required to make a series of cash payments, issuance of common shares of the Company with a total value of $3,300,000, and the incurrence of expenditures towards mining operations in respect of the Fish Lake Valley Property. The breakdown of payments and issuance of common shares are as follows:

●	Pay $50,000 within five days of the Fish Lake Valley Effective Date (paid);
●	Pay $100,000 within six months of the Fish Lake Valley Effective Date;
●	Incur $500,000 in expenditures toward mining operations of the Property, on or before the first-year anniversary of the Fish Lake Valley Effective Date;
●	Pay $450,000 and issue common shares of the Company equal to $675,000, on the date the Company completes an initial public offering or otherwise becomes listed on a stock exchange (the “Listing Date”), using a deemed price per share on the Listing Date equal to:
●	the price per share of the Company’s common share used in the Company’s initial public offering
●	the deemed transaction price per share of the Company’s common shares in the event the listing is competed by way of a reverse takeover, merger or business combination; or
4.	MINERAL RIGHTS (continued)
●	the reference price per share of the Company’s common share calculated in accordance with the stock exchange’s policies in the event the listing is completed by way of a direct listing on the stock exchange
●	Pay $375,000 and issue common shares of the Company equal to $1,312,500, based on the volume-weighted average trading price of the Company’s common shares for the previous ten trading days, on or before the first-year anniversary of the Listing Date; and
●	Pay $500,000 and issue common shares of the Company equal to $1,312,500, based on the volume-weighted average trading price of the Company’s common shares for the previous ten trading days, on or before the second-year anniversary of the Listing Date.

The Optionor will receive Net Smelter Returns Royalty (“NSR Royalty”) equal to 1.0% of Net Smelter Returns.

The Company capitalized the following acquisition costs during the period from December 14, 2023 (inception) through November 30, 2024 and 2025.

Fish Lake Valley
Property
Balance, December 14, 2023 (inception)	$—
Property option payment	70,000
Impairment	(70,000)
Balance, November 30, 2024 and 2025	$—

During the period from December 14, 2023 (inception) through November 30, 2024, an impairment of $70,000 on the property option agreement was incurred as a result of the Company’s decision to not pursue this project any further. On December 14, 2024, the Company terminated the property option agreement.

Aurora Uranium Project

On November 18, 2024 (the “Aurora Effective Date”), the Company entered into a property option agreement (the “Aurora Option Agreement”) with Aurora Energy Metals Ltd. (“Aurora Energy”) and its wholly owned subsidiary Oregon Energy LLC (“Oregon Energy”) who, through Oregon Energy, is the owner of 100% interest in the Aurora Uranium project composed of 365 mining claims. As part of the Aurora Option Agreement, Aurora Energy, agreed to grant the Company the sole, exclusive option to acquire all of the issued and outstanding equity interests in Oregon Energy. Upon exercise of the option, the Company would acquire 100% of Oregon Energy including all of its right, title and interest in the Aurora Uranium project.

In order to exercise the option, the Company must:

●	Grant Aurora Energy a 1% NSR in the project’s future revenue, half or all of which may be repurchased by the company for consideration of $1,000,000 or $2,000,000, respectively, prior to commencement of the project’s commercial operations;
●	Pay $300,000 cash consideration on or before December 18, 2024 (paid)
●	Complete a measured and/or indicated SK1300 technical report and mineral resource estimate (an “SK1300 Report”) for the project, in accordance with the standards of Subpart 1300 of Regulation S-K of the Securities Act (completed);
●	Issue shares of common stock in the Company with a value of $16,000,000 (“Aurora Option Payment Shares”) on the closing date of:
4.	MINERAL RIGHTS (continued)
●	an initial public offering of the Company’s shares and listing thereof on a national securities exchange, or
●	a different transaction which results in the listing of the Company’s shares on a national securities exchange, or
●	the acquisition of substantially all the Company’s outstanding equity securities or substantially all of the Company’s assets by a public company with common equity that is listed on a national securities exchange, in each case prior to May 18, 2025 (the “Listing Event”); and
●	Raise a minimum of $6,800,000 in connection with the Listing Event.

The number of Aurora Option Payment Shares the Company will issue shall be calculated based on the initial listing price of the Company’s shares (or the trading price of the Company’s successor’s shares) upon completion of the Listing Event. If the Company identifies a measured and/or indicated SK1300 mineral resource of at least 40 million pounds of U3O8, the total value of the Aurora Option Payment Shares will increase by $4,000,000, bringing the aggregate value to $20,000,000. Each additional 1,000,000 pounds of U3O8 above 40 million pounds will further increase the total value of the Aurora Option Payment Shares by $200,000, up to a maximum of $1,000,000, resulting in an overall maximum of $21,000,000 (collectively, the “Resource Payment”).

The Company also agreed to issue Aurora Energy additional Aurora Option Payment Shares based on any increase in the spot price of uranium between November 18, 2024 (the effective date of the Aurora Option Agreement), and the Listing Event, with the value of these Aurora Option Payment Shares being equal to the product of (I) 50% of the percentage increase in the spot price and (II) the number of Aurora Option Payment Shares associated with the initial $16,000,000 valuation. If the spot price does not increase, there will be no adjustment to the number of Aurora Option Payment Shares. Further, upon completion of a positive pre-feasibility study on the project following a Listing Event, the Company will issue Aurora additional Aurora Option Payment Shares with a value of $5,000,000, determined by the 30-day volume-weighted average trading price of our shares (or those of our successor) during the 30 days prior to the announcement of the pre-feasibility study.

The Aurora Option Agreement will terminate, and we will forfeit our option, if we do not complete a Listing Event on or before May 18, 2025. However, the Company may extend the agreement by six months (up to two times) by making additional payments to Aurora Energy and allocations of funds to the Company’s mining operations. For the first six-month extension, the Company must pay Aurora Energy $300,000 and allocate $250,000 to Oregon Energy’s mining operations expenditures; for the second six-month extension, the Company must pay Aurora Energy $400,000 and allocate an additional $250,000 to those expenditures.

On May 18, 2025, the Company exercised its right to the first six-month extension and made an additional payment of $300,000 to Aurora. On November 18, 2025, the Company exercised its right to the second six-month extension and made an additional payment of $400,000 to Aurora. As part of the extensions, the Company is obligated to reimburse up to $500,000 of mining operations expenditures of Oregon Energy. As of November 30, 2025, the Company has made reimbursements of $193,415, with a further $7,975 recorded in accounts payable and accrued liabilities.

On July 14, 2025, Oregon Energy received correspondences from the Bureau of Land Management in respect of 4 mining claims being declared null and void due to the lands being closed to mineral entry. As such, the Aurora Uranium Project consists of 361 mining claims currently.

On November 26, 2025, the Company, Aurora Energy, and Oregon Energy executed a First Amendment to the Property Option Agreement. The amendment (i) revised the second extension to complete a Listing Event from a six month period (deadline of May 18, 2026) to a 225 day period (deadline of July 2, 2026), and (ii) provides that the Resource Payment provisions under which Aurora may be entitled to additional payment shares as mentioned above are amended such that the determination is made following the next newly prepared SK1300 mineral resource update published by the Company.

4.	MINERAL RIGHTS (continued)

The Company capitalized the following acquisition costs for the payments made to Aurora beginning on December 18, 2024 through November 30, 2025.

Aurora
Uranium
Property
Balance, November 30, 2024	$—
Property option payment	1,000,000
Reimbursement of mining operations expenditures	201,390
Balance, November 30, 2025	$1,201,390

Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
MINERAL RIGHTS
6.	MINERAL RIGHTS

On July 14, 2010, the Company acquired rights to mining claims to explore and extract uranium and other valuable minerals on properties located in Malheur County, Oregon. The total purchase price was $2,000,000. The transaction was executed through a Quitclaim Deed, with the Company receiving the mining claims without any warranties regarding title, mineral reserves, or environmental conditions. Certain acquired mining claims remained subject to a 1.5% Net Smelter Royalty (NSR) payable to a third party. In accordance with the agreement, the Company assumed all reclamation, bonding, environmental, and regulatory obligations related to the mining claims.

In accordance with ASC 930, the initial acquisition costs of $2,000,000 were capitalized as mineral rights. As of June 30, 2016, the carrying value was fully impaired.

During the six months ended December 31, 2025, the Company paid annual maintenance fees on mining claims amounting to $75,368 (six months ended December 30, 2024 - $76,227). Such annual maintenance fees are included in exploration and evaluation expenses in the accompanying unaudited condensed statements of operations in the periods that they are incurred.

 As of December 31, 2025, future annual maintenance payments of approximately $72,200 will be required to maintain these mineral rights.

 As of December 31, 2025 and June 30, 2025, the carrying amount of mineral rights is $Nil.

6.MINERAL RIGHTS

On July 14, 2010, the Company acquired rights to mining claims to explore and extract uranium and other valuable minerals on properties located in Malheur County, Oregon. The total purchase price was $2,000,000. The transaction was executed through a Quitclaim Deed, with the Company receiving the mining claims without any warranties regarding title, mineral reserves, or environmental conditions. Certain acquired mining claims remained subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party. In accordance with the agreement, the Company assumed all reclamation, bonding, environmental, and regulatory obligations related to the mining claims.

In accordance with ASC 930, the initial acquisition costs of $2,000,000 were capitalized as Mineral Rights. As of June 30, 2016, the carrying value was fully impaired.

During the year ended June 30, 2025, the Company paid annual maintenance fees on mining claims amounting to $76,227 (June 30, 2024 — $95,691). Such annual maintenance fees are included in the exploration and evaluation expenses in the statements of operations in the years that they are incurred.

As of June 30, 2025, future annual maintenance payments of approximately $72,200 will be required to maintain these mineral rights.

As of June 30, 2025 and 2024, the carrying amount of Mineral Rights is $Nil.